National Institutes Of Health Subaward	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
National Institutes of Health Subaward	National Institutes of Health Subaward
On August 18, 2022, the Company was awarded a grant of up to $1,078,347 as a subaward through the Board of Trustees of the University of Illinois for the purpose of developing a quantitative ultrasound breast scanner for identifying early response of breast cancer to chemotherapy. The grant is a cost reimbursement subaward that is allocated annually over five years, subject to the availability of funds and satisfactory progress of the project. The award expires July 31, 2027 and may be terminated by either party with 30 days written notice. Any grant proceeds received do not require repayment. As of September 30, 2024, the Company incurred total costs of $385,280 against the year one allocation of $351,994 and against the year two allocation of $194,566. During the three months ended September 30, 2024, the Company incurred costs of $3,359, of which $3,359 of grant income was recognized as an offset to research and development expense and $0 was recognized as an offset to selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss. During the three months ended September 30, 2023, the Company incurred costs of $151,996, of which $128,769 of grant income was recognized as an offset to research and development expense and $23,227 was recognized as an offset to selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss. During the nine months ended September 30, 2024, the Company incurred costs of $36,226, of which $20,430 of grant income was recognized as an offset to research and development expense and $15,796 was recognized as an offset to selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss. During the nine months ended September 30, 2023, the Company incurred costs of $250,713, of which $215,616 of grant income was recognized as an offset to research and development expense and $35,097 was recognized as an offset to selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss. As of September 30, 2024 and December 31, 2023, the grant receivable was $10,349 and $161,638, respectively, and is included in prepaid expenses and other current assets on the condensed consolidated balance sheets.
National Institutes of Health Subaward
On August 18, 2022, the Company was awarded a grant of up to $1,078,347 as a subaward through the Board of Trustees of the University of Illinois for the purpose of developing a quantitative ultrasound breast scanner for identifying early response of breast cancer to chemotherapy. The grant is a cost reimbursement subaward that is allocated annually over five years, subject to the availability of funds and satisfactory progress of the project. The award expires July 31, 2027 and may be terminated by either party with 30 days written notice. Any grant proceeds received do not require repayment. Through the year ended December 31, 2023, the Company incurred total costs of $349,054 against year one allocation of $351,994 and year two allocation of $194,566. During the year ended December 31, 2023, the Company incurred costs of $318,276, of which $277,037 of grant income was recognized as an offset to research and development expense and $41,239 was recognized as an offset to selling, general and administrative expense in the consolidated statements of operations and comprehensive loss. During the year ended December 31, 2022, the Company incurred costs of $30,778, of which $22,503 of grant income was recognized as an offset to research and development expense and $8,275 was recognized as an offset to selling, general and administrative expense in the consolidated statements of operations and comprehensive loss. As of December 31, 2023 and 2022, the grant receivable was $161,638 and $30,778, respectively, and is included in prepaid expenses and other current assets on the consolidated balance sheets.